                                  FUND FACTS
         The ValueStar Family of Funds provides shareholders with a variety of features to make investing in the Portfolios easy, convenient and manageable.

            ---------------------------------------------------------------------------------------
            VALUESTAR FUND FEATURES   VALUESTAR FUND BENEFITS
            PROFESSIONAL INVESTMENT   The investment managers at First American National Bank are
            MANAGEMENT                experienced investment professionals who oversee the
                                      investments in each mutual fund.
            ---------------------------------------------------------------------------------------
            LOW MINIMUM INVESTMENT    Initial investments in the Portfolios can be as low as
                                      $1,000.
            DEDICATED CUSTOMER        Account information is available from helpful
            SERVICE                   representatives. Just call 1-800-852-0045.
            ---------------------------------------------------------------------------------------
            AUTOMATIC INVESTMENTS     Investments can be made once or twice a month with automatic transfers from your checking account to your Portfolio
                                      account.
            DOLLAR COST AVERAGING     Dollar cost averaging is a means of investing by which you invest a fixed dollar amount on a consistent basis (for
                                      example, every month or every quarter). You invest whether the financial markets are high or low. As a result, you buy more shares when prices are low and fewer when prices are
                                      high. In this way, you can achieve a lower average cost per share.*
            ---------------------------------------------------------------------------------------
            AUTOMATIC WITHDRAWALS     Automatic withdrawals from your Portfolio account can be made and credited to any account you designate.
            FREE EXCHANGE PRIVILEGES  Shares of a Portfolio can be exchanged into shares of other
                                      ValueStar Portfolios at no cost.**
            ---------------------------------------------------------------------------------------
            REGULAR, INFORMATIVE      You will receive account statements after each transaction,
            STATEMENTS AND REPORTS    plus regular financial reports highlighting performance and investment strategies.
            DIVIDEND REINVESTMENT     Dividend income and capital gains can be reinvested
                                      automatically in additional shares of a Portfolio.
            ---------------------------------------------------------------------------------------
            DAILY REDEMPTIONS         Shares are redeemable each business day (at the net asset
                                      value per share, which may be worth more or less than your original cost, next determined after receipt of your
                                      redemption request) by mail, telephone or bank wire.
            * Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. You should consider your financial ability to continue your investment program during periods of extreme share price fluctuations.
            ** Exchange privileges may be modified or discontinued by the Portfolios at any time.
            Upon redemption, shares may be worth more or less than their original cost.

            HELPING PEOPLE PLAN FOR A BRIGHTER FUTURE.(SM)

                     JACQUELINE R. LUNSFORD, CFA                           DONALD F. TURK, CFA
[PHOTO]              Portfolio Manager                 [PHOTO]             Portfolio Manager
                     Prime Money Market                                    U.S. Treasury Money
                     Portfolio                                             Market Portfolio

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 INVESTMENT GOAL
 The ValueStar money market portfolios seek to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each Portfolio seeks its objective by investing in:
 PRIME MONEY MARKET PORTFOLIO -- A broad range of U.S. Government, bank and corporate short-term money-market obligations.
 U.S. TREASURY MONEY MARKET PORTFOLIO -- U.S. Treasury securities, other obligations that are guaranteed as to principal and interest by the U.S. Government and related repurchase agreements.*
--------------------------------------------------------------------------------

Q. WHAT FACTORS AFFECTED THE PERFORMANCE OF THE PORTFOLIOS?

A. Two major factors affected performance during the past year: changes in the direction of interest rates and supply and demand imbalances. In 1994, the Federal Reserve Board boosted short-term rates six times to slow down a surging economy, with the last increase in February 1995. Soon afterward, the economy stabilized and then began to slow. In the spring of this year, economists began to speculate that the Fed would need to lower short-term interest rates in order to keep the economy moving at a moderate pace. This expectation drove down longer-term rates, which are determined by market forces.

Although the Fed pushed short-term rates slightly lower in July and again in December 1995, recent decreases have not been large enough to offset the previous increases. As a result, yields on short-term investments are still higher than they were at the end of December 1994. The performance of the Portfolios remains comparable to industry averages as tracked by Lipper Analytical Services.

For the 12 months ended December 31, 1995, the Prime Money Market Fund had a total return of 5.51% (Investor Shares), compared to Lipper's average of 5.37% for the 256 money market instrument funds ranked for the same period. The U.S. Treasury Money Market Portfolio had a total return of 5.41% (Investor Shares) for the 12 months ended December 31, 1995, compared to the Lipper average of 5.26% for the 91 U.S. Treasury money market funds ranked for the period.

---------------

* While the individual securities in the U.S. Treasury Money Market Portfolios are guaranteed as to principal and interest by the U.S. Government, an investment in the ValueStar Money Market Portfolios is not. Yields will fluctuate, and there is no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share. The Portfolios are distributed by Concord Financial Group, Inc.

----------------------------------------------------

                        YIELDS (AS OF DECEMBER 31, 1995)
                                INVESTOR SHARES

                          PRIME     TREASURY
                          -----     --------
    7-Day Yield           5.26%      5.12%
   30-Day Yield           5.29       5.15

    Yields will vary with market conditions
    and past performance is no guarantee of
    future results. The service contractors
    are currently waiving the shareholder
    servicing fees; without such waivers,
    the 7- and 30-day yields would be 5.03%
    and 5.05%, respectively, for the Prime
    Portfolio and 4.88% and 4.90%,
    respectively, for the U.S. Treasury
    Portfolio. This voluntary waiver and
    assumption of expenses may be terminated or modified at any time, at which time the Portfolios' performance would be reduced.
    An additional class of shares, Trust
    Shares, has been authorized but has not
    been sold.

------------------------------------------------
We feel that our consistent performance is due to our active management style and our ability to quickly adapt our strategies to changing economic and market conditions.

Q. WHAT STRATEGIES WERE EMPLOYED TO MAXIMIZE PERFORMANCE RESULTS?

A. As interest rates began to decline in the spring of 1995, we began to lengthen the average maturities of the Portfolios by purchasing longer-term instruments. However, the shortage of new issuance in the short-term market--and the resulting high prices of these securities--has made it increasingly difficult to pursue this strategy. As a result, the average maturities of the Prime and U.S. Treasury Money Market Portfolios will likely remain in their current ranges over the next few months.

Q. WHAT FACTORS COULD AFFECT THE PORTFOLIOS IN THE MONTHS AHEAD?

A. Since inflation seems to be under control and the economy continues to slowly struggle forward, we feel that the most significant influence on the money markets is the balanced budget package. Will it be passed? In what form, and when? Economists and investors throughout the world are watching this quite closely. A long delay or a complete breakdown in negotiations could cause interest rates to rise as investors lose confidence that a balanced budget might become a reality. If a budget package is passed and interest rates fall, we feel that there will be a more significant decline in yields in the short-term sector than in the intermediate- and longer-term sectors, since the latter have already fallen significantly. If the budget package is delayed and interest rates rise, then we would expect the opposite to occur: Short-term yields would rise very little, while intermediate- and longer-term rates could rise sharply. Therefore, yields on money market funds would not be affected as much as the total returns on intermediate- and long-term bond funds.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                     S&P/MOODY'S                        PRINCIPAL
                                      RATINGS     RATE OR    MATURITY    AMOUNT      AMORTIZED
                                     (UNAUDITED)  DISCOUNT     DATE       (000)        COST
                                     ----------   --------   --------   ---------   -----------
BANK NOTES -- 6.3%
  Bank of New York, Delaware.......  A-1/P-1        5.88%*    1/25/96    $  2,000   $ 2,000,000
  Huntington National Bank.........  A-1/P-1        5.87*      1/2/96       2,000     2,000,000
                                                                                    -----------
Total Bank Notes
  (amortized cost $4,000,000)......                                                   4,000,000
                                                                                    -----------
CERTIFICATES OF DEPOSIT -- 21.9%
FOREIGN -- 3.1%
  Mitsubishi Bank Ltd., ECD London
     Branch........................  A-1/P-1        5.94       2/1/96       2,000     2,000,311
                                                                                    -----------
YANKEE -- 18.8%
  Bank of Tokyo Ltd., New York
     Branch........................  A-1/P-1        5.85      2/12/96       2,000     1,999,915
  Banque Nationale de Paris, San
     Francisco Branch..............  A-1/P-1        5.78      1/22/96       2,000     1,999,975
  Credit Suisse, New York Branch...  A-1+/P-1       5.77      1/22/96       2,000     2,000,005
  Fuji Bank, Ltd., New York
     Branch........................  A-1+**/P-1     5.95      1/22/96       2,000     1,999,792
  Hong Kong Shanghai Bank, New York
     Branch........................  A-1/P-1        5.82      1/29/96       2,000     2,000,015
  Sanwa Bank Ltd., New York
     Branch........................  A-1/P-1        5.89      2/13/96       2,000     2,000,301
                                                                                    -----------
                                                                                     12,000,003
                                                                                    -----------
Total Certificates of Deposit
  (amortized cost $14,000,314).....                                                  14,000,314
                                                                                    -----------

                                                                       Continued

                                     S&P/MOODY'S                        PRINCIPAL
                                      RATINGS     RATE OR    MATURITY    AMOUNT      AMORTIZED
                                     (UNAUDITED)  DISCOUNT     DATE       (000)        COST
                                     ----------   --------   --------   ---------   -----------
COMMERCIAL PAPER -- 23.3%
DOMESTIC -- 16.3%
  Bankers Trust Co. ...............  A-1+/P-1       5.64%     2/27/96    $  2,000   $ 1,982,140
  Countrywide Funding Corp. .......  A-1/F-1***     5.88      1/31/96       2,500     2,487,750
  Hitachi America Ltd. ............  A-1+/P-1       5.77      1/30/96       2,000     1,990,704
  Minolta Corp. -- LOC Sanwa Bank
     Ltd. .........................  A-1+/P-1       5.95      1/23/96       2,000     1,992,728
  PHH Corp. .......................  A-1/P-1        5.77       1/5/96       2,000     1,998,718
                                                                                    -----------
                                                                                     10,452,040
                                                                                    -----------
FOREIGN -- 3.1%
  Yorkshire Building Society.......  A-1/P-1        5.78       2/1/96       2,000     1,990,046
                                                                                    -----------
PRIVATE PLACEMENT -- 3.9%
  Asset Securitization Corp.****...  A-1+/P-1       5.78       2/9/96       2,500     2,484,346
                                                                                    -----------
Total Commercial Paper
  (amortized cost $14,926,432).....                                                  14,926,432
                                                                                    -----------

                                                                       Continued

                                     S&P/MOODY'S                        PRINCIPAL
                                      RATINGS     RATE OR    MATURITY    AMOUNT      AMORTIZED
                                     (UNAUDITED)  DISCOUNT     DATE       (000)        COST
                                     ----------   --------   --------   ---------   -----------
CORPORATE OBLIGATIONS -- 16.4%
  Beta Finance, (Medium Term
     Note)(a)......................  A-1+/P-1       5.97%     7/17/96    $  2,000   $ 2,000,000
  Ford Motor Credit Corp., (Medium
     Term Note)....................  A-1/P-1        6.19*     1/16/96       2,000     2,003,826
  Goldman Sachs & Co., Promissory
     Note..........................  A-1+/P-1       5.94*      1/5/96       2,000     2,000,000
  SMM Trust 1995-L, (Medium Term
     Note).........................  A-1+/P-1       6.09*     1/16/96       1,980     1,979,549
  SMM Trust 1995-B, (Medium Term
     Note).........................  A-1+/P-1       6.18*      1/2/96       2,475     2,475,000
                                                                                    -----------
Total Corporate Obligations
  (amortized cost $10,458,375).....                                                  10,458,375
                                                                                    -----------
TIME DEPOSIT -- 3.1%
  Amex Centurion Bank, Grand Cayman
     Branch****
     (amortized cost $2,000,000)...  A-1/P-1        5.70       1/5/96       2,000     2,000,000
                                                                                    -----------
Total Investments in Securities
  (amortized cost $45,385,121).....                                                  45,385,121
                                                                                    -----------

                                                                       Continued

                                     S&P/MOODY'S                        PRINCIPAL
                                      RATINGS     RATE OR    MATURITY    AMOUNT      AMORTIZED
                                     (UNAUDITED)  DISCOUNT     DATE       (000)        COST
                                     ----------   --------   --------   ---------   -----------
REPURCHASE AGREEMENT -- 29.2%
  Fuji Securities, dated 12/29/95,
     with a maturity value of
     $18,664,286, (Collateralized
     by
     $44,640,000 U.S. Treasury
     Strips,
     due 11/15/09 - 2/15/14, value
     $19,284,087)
     (amortized cost
     $18,651,955)..................  A-1+**/P-1     5.95%      1/2/96    $ 18,652   $18,651,955
                                                                                    -----------
TOTAL INVESTMENTS
  (AMORTIZED COST
  $64,037,076)(b) -- 100.2%........                                                  64,037,076
LIABILITIES IN EXCESS OF
  ASSETS -- (0.2%).................                                                    (117,900)
                                                                                    -----------
NET ASSETS -- 100.0%...............                                                 $63,919,176
                                                                                     ==========

---------------
Percentages indicated are based on net assets of $63,919,176.
   * Variable rate security. Maturity date reflects the next rate change date. Rate resets weekly, monthly or quarterly.
  ** IBCA rating.
 *** Fitch rating.
 **** Illiquid securities.
LOC Letter of Credit.
 (a) 144A security which is restricted as to resale to institutional investors.
 (b) Cost for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost
     (amortized cost $45,385,121)........................................   $45,385,121
  Repurchase agreements (amortized cost $18,651,955).....................    18,651,955
  Interest receivable....................................................       205,769
  Cash...................................................................           319
  Deferred organization costs............................................        40,564
  Prepaid expenses.......................................................         8,902
                                                                            -----------
Total assets.............................................................    64,292,630
                                                                            -----------
LIABILITIES
  Dividends payable......................................................       298,613
  Accrued expenses:
     Advisory fees.......................................................         5,703
     Sub-advisory fees...................................................         8,554
     Administration fees.................................................         5,703
     Other...............................................................        54,881
                                                                            -----------
Total liabilities........................................................       373,454
                                                                            -----------
NET ASSETS...............................................................   $63,919,176
                                                                             ==========
Shares Outstanding ($0.001 par value, 375 million shares authorized).....    63,920,066
                                                                             ==========
Net Asset Value, Offering Price and Redemption Price per Share...........         $1.00
                                                                                  =====
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par..................................   $    63,920
  Additional paid-in-capital.............................................    63,852,582
  Undistributed net investment income....................................         3,563
  Accumulated net realized losses........................................          (889)
                                                                            -----------
Net Assets, December 31, 1995............................................   $63,919,176
                                                                             ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest.......................................................                $3,913,528
Expenses
  Advisory fees..................................................   $  64,959
  Sub-advisory fees..............................................      97,438
  Administration fees............................................      64,959
  Shareholder Services fees......................................     162,474
  Custodian fees and expenses....................................      76,689
  Reports to shareholders........................................      25,453
  Registration fees..............................................      14,770
  Transfer agent fees and expenses...............................      25,594
  Legal fees.....................................................      15,990
  Amortization of organization expenses..........................      12,505
  Directors' fees................................................       5,412
  Insurance expense..............................................       3,587
  Audit fees.....................................................      11,892
  Other expenses.................................................       3,330
                                                                    ---------
  Total expenses before fee waivers..............................     585,052
  Less: Fee waivers..............................................    (162,474)
                                                                    ---------
  Total expenses.................................................                   422,578
                                                                                 ----------
Net Investment Income............................................                 3,490,950
                                                                                 ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS......................................                $3,490,950
                                                                                  =========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD
                                                                                MARCH 29, 1994*
                                                             YEAR ENDED             THROUGH
                                                          DECEMBER 31, 1995    DECEMBER 31, 1994
                                                          -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income................................     $   3,490,950        $   2,061,723
  Net realized losses from securities transactions.....                --                 (889)
                                                          ---------------      ---------------
  Net increase in net assets resulting from
     operations........................................         3,490,950            2,060,834
                                                          ---------------      ---------------
Dividends to shareholders from net investment income...        (3,490,950)          (2,061,723)
                                                          ---------------      ---------------
Portfolio Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed..................       225,004,855          276,573,958
  Net asset value of shares issued to shareholders in
     reinvestment of dividends.........................            16,317                2,803
  Cost of shares redeemed..............................      (243,452,709)        (194,225,159)
                                                          ---------------      ---------------
  Net increase (decrease) in net assets from Portfolio
     share transactions................................       (18,431,537)          82,351,602
                                                          ---------------      ---------------
Total Increase (Decrease)..............................       (18,431,537)          82,350,713
NET ASSETS
  Beginning of period..................................        82,350,713                   --
                                                          ---------------      ---------------
  End of period........................................     $  63,919,176        $  82,350,713
                                                            =============        =============
SHARE TRANSACTIONS:
  Issued...............................................       225,004,855          276,573,958
  Reinvested...........................................            16,317                2,803
  Redeemed.............................................      (243,452,709)        (194,225,159)
                                                          ---------------      ---------------
  Change in shares.....................................       (18,431,537)          82,351,602
                                                            =============        =============

---------------
* Commencement of operations.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                     PRINCIPAL
                                                          MATURITY    AMOUNT      AMORTIZED
                                                  RATE      DATE       (000)         COST
                                                  -----   --------   ---------   ------------
U.S. GOVERNMENT OBLIGATIONS -- 49.9%
U.S. TREASURY BILLS -- 49.9%
  U.S. Treasury Bill............................. 5.39%*    1/4/96    $  5,000   $  4,997,754
  U.S. Treasury Bill............................. 5.32*    1/18/96       5,000      4,987,439
  U.S. Treasury Bill............................. 5.40*     2/1/96      10,000      9,953,371
  U.S. Treasury Bill............................. 5.35*    2/15/96       5,000      4,966,563
  U.S. Treasury Bill............................. 5.32*    2/22/96       5,000      4,961,578
  U.S. Treasury Bill............................. 5.32*    2/29/96       5,000      4,956,405
  U.S. Treasury Bill............................. 5.23*     3/7/96       5,000      4,952,058
  U.S. Treasury Bill............................. 5.30*    3/14/96       5,000      4,946,264
  U.S. Treasury Bill............................. 5.29*    3/21/96       5,000      4,941,278
  U.S. Treasury Bill............................. 5.27*    3/28/96       5,000      4,936,321
  U.S. Treasury Bill............................. 5.34*     4/4/96       5,000      4,930,283
  U.S. Treasury Bill............................. 5.31*    4/11/96       5,000      4,925,583
  U.S. Treasury Bill............................. 5.28*    4/25/96       5,000      4,915,667
  U.S. Treasury Bill............................. 5.25*     5/9/96       5,000      4,905,937
  U.S. Treasury Bill............................. 5.23*    5/16/96       5,000      4,901,211
  U.S. Treasury Bill............................. 4.98*    5/30/96       5,000      4,896,250
                                                                                 ------------
Total U.S. Government Obligations
  (amortized cost $84,073,962)...................                                  84,073,962
                                                                                 ------------
REPURCHASE AGREEMENTS -- 50.5%
  Goldman Sachs, dated 12/29/95, with a maturity
     value of $27,530,760 (Collateralized by
     $27,607,000 U.S. Treasury Notes, 6.13% due
     5/31/97, value $28,064,194) (amortized cost
     $27,513,640)................................ 5.60      1/2/96      27,514     27,513,640
                                                                                 ------------

                                                                       Continued

                                                                     PRINCIPAL
                                                          MATURITY    AMOUNT      AMORTIZED
                                                  RATE      DATE       (000)         COST
                                                  -----   --------   ---------   ------------
  Merrill Lynch, dated 12/29/95, with a maturity
     value of $30,018,587, (Collateralized by
     $29,890,000 U.S. Treasury Notes,
     5.13%-9.00%, due 4/30/98-5/31/98, value
     $30,604,390) (amortized cost $30,000,000)... 5.70%     1/2/96    $ 30,000   $ 30,000,000
                                                                                 ------------
  Prudential Securities, dated 12/29/95, with a
     maturity value of $27,531,065,
     (Collateralized by $30,032,578 Government
     National Mortgage Assoc., 5.50%-9.00%, due
     3/15/08-12/15/25, value $28,083,040)
     (amortized cost $27,513,640)................ 5.70      1/2/96      27,514     27,513,640
                                                                                 ------------
Total Repurchase Agreements
  (amortized cost $85,027,280)...................                                  85,027,280
                                                                                 ------------
TOTAL INVESTMENTS
  (AMORTIZED COST $169,101,242)(a) -- 100.4%.....                                 169,101,242
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.4%)...............................                                    (671,113)
                                                                                 ------------
NET ASSETS -- 100%...............................                                $168,430,129
                                                                                  ===========

---------------
Percentage indicated are based on net assets of $168,430,129.
  * Effective yield.
(a) Cost for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost
     (amortized cost $84,073,962).........................................  $ 84,073,962
  Repurchase agreements (amortized cost $85,027,280)......................    85,027,280
  Interest receivable.....................................................        49,659
  Deferred organization costs.............................................        40,351
  Prepaid expenses........................................................        28,135
                                                                            ------------
Total assets..............................................................   169,219,387
                                                                            ------------
LIABILITIES
  Dividends payable.......................................................       698,431
  Accrued expenses:
     Advisory fees........................................................        34,137
     Administration fees..................................................        13,655
     Other................................................................        43,035
                                                                            ------------
Total liabilities.........................................................       789,258
                                                                            ------------
NET ASSETS................................................................  $168,430,129
                                                                             ===========
Shares Outstanding ($0.001 par value, 375 million shares authorized)......   168,430,129
                                                                             ===========
Net Asset Value, Offering Price and Redemption Price per Share............         $1.00
                                                                             ===========
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par...................................  $    168,430
  Additional paid-in-capital..............................................   168,258,160
  Undistributed net investment income.....................................         3,539
                                                                            ------------
Net Assets, December 31, 1995.............................................  $168,430,129
                                                                             ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest.........................................................              $8,269,859
Expenses
  Advisory fees..................................................  $ 358,127
  Administration fees............................................    143,251
  Shareholder Services fees......................................    358,053
  Custodian fees and expenses....................................     81,671
  Registration fees..............................................     32,215
  Transfer agent fees and expenses...............................     20,916
  Amortization of organization expenses..........................     12,439
  Audit fees.....................................................     14,624
  Legal fees.....................................................     14,632
  Insurance expense..............................................      7,084
  Directors' fees................................................      5,441
  Reports to shareholders........................................      7,800
  Other expenses.................................................     14,819
                                                                   ---------
  Total expenses before fee waivers..............................  1,071,072
  Less: Fee waivers..............................................   (358,053)
                                                                   ---------
  Total expenses.................................................                 713,019
                                                                               ----------
Net Investment Income............................................               7,556,840
                                                                               ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS......................................              $7,556,840
                                                                                =========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD
                                                                                MARCH 29, 1994*
                                                             YEAR ENDED             THROUGH
                                                          DECEMBER 31, 1995    DECEMBER 31, 1994
                                                          -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.................................    $   7,556,840        $   2,957,719
                                                          -----------------    -----------------
Dividends to shareholders from net investment income....       (7,556,840)          (2,957,719)
                                                          -----------------    -----------------
Portfolio Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed...................      321,162,078          285,596,670
  Net asset value of shares issued to shareholders in
     reinvestment of dividends..........................           15,142            --
  Cost of shares redeemed...............................     (292,461,858)        (145,881,903)
                                                          -----------------    -----------------
  Net increase in net assets from Portfolio share
     transactions.......................................       28,715,362          139,714,767
                                                          -----------------    -----------------
Total Increase..........................................       28,715,362          139,714,767
NET ASSETS
  Beginning of period...................................      139,714,767            --
                                                          -----------------    -----------------
  End of period.........................................    $ 168,430,129        $ 139,714,767
                                                            =============        =============
SHARE TRANSACTIONS:
  Issued................................................      321,162,078          285,596,670
  Reinvested............................................           15,142            --
  Redeemed..............................................     (292,461,858)        (145,881,903)
                                                          -----------------    -----------------
  Change in shares......................................       28,715,362          139,714,767
                                                            =============        =============

---------------
* Commencement of operations.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc. (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising twelve portfolios. The accompanying financial statements and notes relate to the ValueStar Prime Money Market Portfolio and the ValueStar U.S. Treasury Money Market Portfolio (the "Portfolios") only. Each Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

     The Portfolios are authorized to issue two classes of shares as follows:
Investor Shares and Trust Shares. Investor Shares and Trust Shares are substantially the same, except that Investor Shares bear the fees that are payable under a plan adopted by the Fund's Board of Directors (the "Shareholder Services Plan"). As of December 31, 1995, the Portfolios had sold Investor Shares only.

     At December 31, 1995, there were 1.5 billion shares of the Portfolios' $0.001 par value common stock authorized of which each Portfolio's shares are classified into Investor Shares (375 million shares authorized per Portfolio) and Trust Shares (375 million shares authorized per Portfolio).

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A) Securities Valuation:

     Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. In addition, the Portfolios may not a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

B) Securities Transactions and Investment Income:

     Securities transactions are recorded on trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C) Expenses:

     The Portfolios incurred certain costs in connection with their organization. These costs were deferred and are being amortized on a straight-line basis through 1999 (five years from commencement of operations). The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Direct expenses of a Portfolio are charged to that Portfolio and general Fund expenses are allocated among the Fund's respective Portfolios.

--------------------------------------------------------------------------------

D) Repurchase Agreements:

     The Portfolios' custodian and other banks acting in a subcustodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E) Federal Income Taxes:

     For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that they distribute substantially all of their income to shareholders. Therefore, no federal income tax provision is required.

     At December 31, 1995, the Prime Money Market Portfolio has a capital loss carryover of approximately $889 which is available to offset future net realized gains on securities transactions to the extent provided for in the Code. Such capital loss carryover expires in 2003 ($889). At December 31, 1995, the cost of portfolio securities held by the Portfolios for federal income tax purposes was substantially the same as for financial reporting purposes.

F) Dividends and Distributions to Shareholders:

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Timing differences relating to shareholder distributions have been reclassified to paid-in-capital. These differences are primarily due to deferrals of certain losses and expiring capital loss carryovers.

     Effective January 1, 1995, the Portfolios adopted statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital gain, and Return of Capital Distribution by Investment Companies. As a result of this statement, the Portfolios changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, amounts as of December 31, 1995, for the ValueStar Prime Money Market Portfolio, have been restated to reflect a decrease in paid-in-capital of $3,563 and an increase in undistributed net investment income of $3,563. The amounts as of December 31, 1995, for the ValueStar U.S. Treasury Money Market Portfolio, have been restated to reflect a decrease in paid-in-capital of $3,539 and an increase in undistributed net investment income of $3,539.

--------------------------------------------------------------------------------

G) Use of Estimates

     Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     First American National Bank ("First American") serves as the Portfolios' investment adviser. Barnett Banks Trust Company, N.A. ("Barnett") serves as the sub-investment adviser with respect to the Prime Money Market Portfolio. Concord Holding Corporation ("Concord") serves as the Portfolios' administrator and Concord Financial Group, Inc. (the "Distributor") serves as the distributor of the Portfolios' shares. Concord and the Distributor are each a subsidiary of The BISYS Group, Inc.

     As investment adviser, First American supervises the sub-investment advisor with respect to the Prime Money Market Portfolio, and manages the investments of each Portfolio. For its services, First American is entitled to receive fees at an annual rate of 0.25% of each Portfolio's average daily net assets less, in the case of the Prime Money Market Portfolio, any amount payable by the Portfolio to Barnett pursuant to the Sub-Investment Advisory Agreement.

     As sub-investment adviser, Barnett provides the day-to-day management of the Prime Money Market Portfolio's investments. For its services, the Prime Money Market Portfolio has agreed to pay Barnett a fee at an annual rate of 0.15% of the Prime Money Market Portfolio's average net assets. Such fees are accrued daily and paid monthly.

     As administrator, Concord assists in supervising the operations of the Portfolios. For its services, Concord is entitled to receive a fee at the annual rate of 0.10% of the average daily net assets of each of the Portfolios. The Distributor does not receive a fee under the Distribution Agreement.

     Pursuant to the Shareholder Services Plan, the Portfolios pay the Distributor for the provision of certain services to the holders of Investor Shares at an annual rate of 0.25% of the average daily net assets of the Investor Shares. The services provided may include personal services relating to shareholder accounts and services related to the maintenance of such shareholder accounts. For the year ended December 31, 1995, the Distributor waived $162,474 with respect to the Prime Money Market Portfolio, and $358,053 in shareholder services fees from the Prime Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively.

     Certain officers and Directors of the Fund are "affiliated persons" (each defined in the Act) of Concord or the Distributor. Each non-affiliated Director receives an annual fee of $5,000 and a meeting fee of $1,250 per meeting for services relating to all the portfolios constituting the Fund.

--------------------------------------------------------------------------------

NOTE 4 -- CONCENTRATION OF CREDIT RISK

     The Prime Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality U.S. dollar dominated money market instruments as disclosed in the Portfolio of Investments by security type. The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.
     The Prime Money Market Portfolio had the following concentrations by industry sector at December 31, 1995 (as a percentage of total investments):

Repurchase Agreements.............    29.1%
Banks -- International............    21.9%
Banks -- Regional.................    12.5%
Financial Services................    24.1%
Electronics.......................     6.2%
Brokerage Services................     3.1%
Automobiles.......................     3.1%
                                     -----
                                     100.0%
                                     =====

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR ENDED           PERIOD ENDED
                                                         DECEMBER 31, 1995    DECEMBER 31, 1994*
                                                         -----------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................       $  1.0000             $ 1.0000
                                                         -------------        -------------
Income from investment operations:
  Net investment income...............................          0.0538               0.0309
                                                         -------------        -------------
  Net gains from investment operations................          0.0538               0.0309
                                                         -------------        -------------
Less dividends and distributions:
  Dividends from net investment income................         (0.0538)             (0.0309)
                                                         -------------        -------------
NET ASSET VALUE, END OF PERIOD........................       $  1.0000             $ 1.0000
                                                         =============        ==============
Total Return..........................................            5.51%                3.13%(b)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...................       $  63,919             $ 82,351
  Ratio of expenses to average net assets.............            0.65%                0.63%(a)
  Ratio of net investment income to average net
     assets...........................................            5.37%                4.06%(a)
  Ratio of expenses to average net assets**...........            0.90%                0.93%(a)
  Ratio of net investment income to average net
     assets**.........................................            5.12%                3.76%(a)

---------------
  * For the period March 29, 1994 (commencement of operations) through December 31, 1994.
 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Annualized.
(b) Total return is not annualized, as it may not be representative of the total return for the year.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
VALUESTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR ENDED           PERIOD ENDED
                                                         DECEMBER 31, 1995    DECEMBER 31, 1994*
                                                         -----------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................       $  1.0000             $ 1.0000
                                                         -------------        -------------
Income from investment operations:
  Net investment income...............................          0.0528               0.0297
                                                         -------------        -------------
  Net gains from investment operations................          0.0528               0.0297
                                                         -------------        -------------
Less dividends and distributions:
  Dividends from net investment income................         (0.0528)             (0.0297)
                                                         -------------        -------------
NET ASSET VALUE, END OF PERIOD........................       $  1.0000             $ 1.0000
                                                         =============        ==============
Total Return..........................................            5.41%                3.01%(b)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...................       $ 168,430             $139,715
  Ratio of expenses to average net assets.............            0.50%                0.54%(a)
  Ratio of net investment income to average net
     assets...........................................            5.28%                4.02%(a)
  Ratio of expenses to average net assets**...........            0.75%                0.83%(a)
  Ratio of net investment income to average net
     assets**.........................................            5.03%                3.73%(a)

---------------
  * For the period March 29, 1994 (commencement of operations) through December 31, 1994.
 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Annualized.
(b) Total return is not annualized, as it may not be representative of the total return for the year.

See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
The Infinity Mutual Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities of the ValueStar Prime Money Market Portfolio and the ValueStar U.S. Treasury Money Market Portfolio (two of the portfolios constituting The Infinity Mutual Funds, Inc.), including the portfolios of investments as of December 31, 1995, the related statement of operations for the year then ended, the related statements of changes in net assets for the year ended December 31, 1995 and the period from March 29, 1994 (commencement of operations) to December 31, 1994 and the financial highlights for the year ended December 31, 1995 and the period from March 29, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ValueStar Prime Money Market Portfolio and the ValueStar U.S. Treasury Money Market Portfolio as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for the year ended December 31, 1995 and the period from March 29, 1994 (commencement of operations) to December 31, 1994 and the financial highlights for the year ended December 31, 1995 and the period from March 29, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

New York, New York

February 9, 1996

Federal Income Tax Status of Dividends (Unaudited)
--------------------------------------------------------------------------------

The Infinity Mutual Funds, Inc. -- ValueStar Prime Money Market Portfolio and ValueStar U.S. Treasury Money Market Portfolio have determined that 100% of the dividends paid during the period ended December 31, 1995 were paid from net investment income and are subject to federal income tax. Of the dividends paid by the ValueStar U.S. Treasury Money Market Portfolio, 52.22% was derived from U.S. Government Obligations.

                      The Infinity Mutual Funds, Inc.

                      VALUESTAR FAMILY OF MUTUAL FUNDS
                             3435 Stelzer Road
                             Columbus, OH 43219

                             INVESTMENT ADVISER
                        First American National Bank
                            315 Deaderick Street
                            Nashville, TN 37237

                               ADMINISTRATOR
                        Concord Holding Corporation
                             3435 Stelzer Road
                             Columbus, OH 43219

                                DISTRIBUTOR
                       Concord Financial Group, Inc.
                             3435 Stelzer Road
                             Columbus, OH 43219

                                 CUSTODIAN
                            The Bank of New York
                            90 Washington Street
                             New York, NY 10286

                              TRANSFER AGENT &
                         DIVIDEND DISBURSING AGENT
                            BISYS Fund Services
                             3435 Stelzer Road
                             Columbus, OH 43219

              Concord Financial Group, Inc. is the Portfolios'
            distributor and is unaffiliated with First American
                  National Bank, the Portfolios' adviser.

 Investments in the Portfolios are neither guaranteed by nor obligations of
                        First American National Bank
                   or any other bank and are not insured
                by the FDIC or any other government agency.
                 Investments in mutual funds involve risk,
                 including the possible loss of principal.

               This material must be preceded or accompanied
                          by a current prospectus.

                            HELPING PEOPLE PLAN
                          FOR A BRIGHTER FUTURE.(SM)

05115-0 Rev. 2/96
VLSTMMD95A

             ----------------------------------------------------
             V A L U E S T A R
             F A M I L Y  O F  M U T U A L F U N D S
             ----------------------------------------------------

             VALUESTAR PRIME
             MONEY MARKET PORTFOLIO

             VALUESTAR U.S. TREASURY
             MONEY MARKET PORTFOLIO

             -----------------------------------------
             Annual Report
             December 31, 1995
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